Property and Equipment, Net and Right of Use Assets by Geographic Area (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	$ 103.5	$ 105.4
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	73.9	74.4
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	12.8	16.9
Rest of the world
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	$ 16.8	$ 14.1